LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Financial assets	$ 4,108,605,647	$ 4,054,543,851
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,219,451,198	1,088,608,893	$ 1,669,234,757
Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	2,170,078,164	1,050,611,692
Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	306,588,990	154,134,933
Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	312,876,969	210,062,500
Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	83,494,318	95,155,924
Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	266,726,514	117,487,348
Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	197,366,584	33,377,345
Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	298,411,043	113,016,746
Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	278,338,139	165,089,381
Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	363,474,981	71,693,716
Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	37,263,350	83,705,486
Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	11,641,474	1,350,688
Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	63,268,836	43,534,826
Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,219,451,198	1,088,608,893
Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(49,373,034)	(37,997,201)
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,113,997,298	989,512,911	1,478,516,294
Stage 1 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	2,095,478,659	979,584,130
Stage 1 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	303,301,930	151,407,457
Stage 1 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	303,070,601	205,019,081
Stage 1 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	80,064,652	90,915,387
Stage 1 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	257,048,293	106,405,338
Stage 1 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	180,429,857	27,807,679
Stage 1 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	271,573,217	93,640,015
Stage 1 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	262,795,645	142,692,389
Stage 1 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	348,286,411	50,711,409
Stage 1 | Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	36,754,450	80,532,633
Stage 1 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	11,500,763	1,053,867
Stage 1 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	59,171,479	39,327,656
Stage 1 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,113,997,298	989,512,911
Stage 1 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(18,518,639)	(9,928,781)
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	76,463,454	72,291,673	127,178,904
Stage 2 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	63,478,821	61,190,164
Stage 2 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,266,090	1,738,975
Stage 2 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	5,091,105	3,895,909
Stage 2 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,194,031	3,038,898
Stage 2 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	8,426,525	7,785,021
Stage 2 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	11,827,296	5,005,719
Stage 2 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	20,284,186	15,859,814
Stage 2 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	11,632,477	18,782,490
Stage 2 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	10,363,458	8,731,879
Stage 2 | Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	508,900	3,172,853
Stage 2 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	129,265	287,973
Stage 2 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,740,121	3,992,142
Stage 2 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	76,463,454	72,291,673
Stage 2 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(12,984,633)	(11,101,509)
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,990,446	26,804,309	$ 63,539,559
Stage 3 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	11,120,684	9,837,398
Stage 3 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	1,020,970	988,501
Stage 3 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	4,715,263	1,147,510
Stage 3 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	1,235,635	1,201,639
Stage 3 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	1,251,696	3,296,989
Stage 3 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	5,109,431	563,947
Stage 3 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	6,553,640	3,516,917
Stage 3 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,910,017	3,614,502
Stage 3 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	4,825,112	12,250,428
Stage 3 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	11,446	8,848
Stage 3 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	357,236	215,028
Stage 3 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,990,446	26,804,309
Stage 3 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	$ (17,869,762)	$ (16,966,911)